Stock-based compensation (Details 7) (Performance Share Unit)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Performance Share Unit
Summary of Performance Share Unit Plan
Number of option, outstanding, January 1, 2011	700,468	422,534
Number of PSUs\DSUs, granted	269,300	328,020
Number of PSUs units, in lieu of dividends	16,487	10,707
Number of PSUs, forfeited	55,944	60,793
Number of option, outstanding at December 31, 2011	930,311	700,468
Number of PSUs, exercisable	359,532